CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2025
Schedule Of Contract Liabilities
CONTRACT LIABILITIES

Note 12 — CONTRACT LIABILITIES

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Current portion	981,651	94,307	73,339
Non-current portion	8,247	-	-
	989,898	94,307	73,339

Contract liabilities relate to the Company’s obligation to deliver services promised to customers for which the Company has received advances from customers. Contract liabilities are recognized as revenue over the period the performance obligations are satisfied.

The following table shows the changes in contract liability balances during the fiscal years ended December 31, 2023, 2024 and 2025:

	For Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Contract liabilities at the beginning of the year	1,559,657	1,545,718	989,898	769,809
Revenue recognized	(1,622,657)	(1,620,059)	(1,298,156)	(1,009,531)
Additions	1,634,348	1,043,501	423,252	329,148
Foreign exchange difference	(25,630)	20,738	(20,687)	(16,087)
Contract liabilities at end of the year	1,545,718	989,898	94,307	73,339

Transaction price allocated to remaining performance obligations.

Management expects that the transaction price allocated to remaining unsatisfied (or partially unsatisfied) performance obligations as at December 31, 2025 may be recognized as revenue in the next reporting periods as follows:

	For Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Unsatisfied and partially unsatisfied performance obligations
- Within one year	1,307,594	981,651	94,307	73,339
- More than one year	238,124	8,247	-	-